Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of Investment Securities

Amortized		Gross Unrealized		Gross Unrealized	Estimated
(In thousands)	Cost		Holding Gains		Holding Losses	Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043		$1,614		$-	$371,657
Obligations of states and political subdivisions	2,616		44		-	2,660
U.S. Government sponsored entities' asset-backed securities	427,300		16,995		-	444,295
Other equity securities	1,188		877		(32)	2,033
Total	$801,147		$19,530		$(32)	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992		$5		$-	$1,997
U.S. Government sponsored entities' asset-backed securities	818,232		14,377		(32)	832,577
Total	$820,224		$14,382		$(32)	$834,574

Amortized		Gross Unrealized		Gross Unrealized		Estimated
(In thousands)	Cost		Holding Gains		Holding Losses		Fair Value
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$272,301		$2,968		$1,956		$273,313
Obligations of states and political subdivisions	10,815		281		52		11,044
U.S. Government sponsored entities' asset-backed securities	990,204		30,633		9,425		1,011,412
Other equity securities	938		858		43		1,753
Total	$1,274,258		$34,740		$11,476		$1,297,522
2010:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$3,167		$7		$—		$3,174
U.S. Government sponsored entities' asset-backed securities	670,403		17,157		4,620		682,940
Total	$673,570		$17,164		$4,620		$686,114

Schedule Of Unrealized Loss On Securities

Less than			12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2011:
Securities Available-for-Sale
Other equity securities	$-	$-	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$-	$-	$38,775	$32	$38,775	$32

Less than			12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$74,379	$1,956	$—	$—	$74,379	$1,956
Obligations of states and political subdivisions	1,459	52	—	—	1,459	52
U.S. Government sponsored entities' asset-backed securities	418,156	9,425	—	—	418,156	9,425
Other equity securities	74	29	221	14	295	43
Total	$494,068	$11,462	$221	$14	$494,289	$11,476
2010:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$297,584	$4,620	$—	$—	$297,584	$4,620

Amortized Cost And Estimated Fair Value Of Investments In Debt Securities By Contractual Maturity

	Amortized	Estimated
(In thousands)	Cost	Fair Value
Securities Available-for-Sale
U.S. Treasury and sponsored entities' notes:
Due within one year	$370,043	$371,657
Total	$370,043	$371,657
Obligations of states and political subdivisions:
Due within one year	$2,121	$2,133
Due one through five years	495	527
Total	$2,616	$2,660
U.S. Government sponsored entities' asset-backed securities:
Total	$427,300	$444,295
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$1,992	$1,997
Total	$1,992	$1,997
U.S. Government sponsored entities' asset-backed securities:
Total	$818,232	$832,577